Submission	Dec. 13, 2024
Submission [Line Items]
Central Index Key	0000014272
Registrant Name	Bristol-Myers Squibb Company
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES